Benefit Plans - Restricted Share Units (Details) - Liability Awards [Member] - Restricted Shares Units [Member]	12 Months Ended
Dec. 31, 2025 shares
Benefit Plans [Abstract]
Balance, Beginning of period (in Shares)	45,065
New cash settled awards granted (in Shares)	19,758
Forfeited awards (in Shares)	(3,839)
Awards settled (in Shares)	(25,268)
Balance, End of period (in Shares)	35,716